Concentration of Risks (Tables) - Revenue Benchmark [Member]	12 Months Ended
Dec. 31, 2021
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
External customers with 10% or more of the Group’s revenues are:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Customer
A	29,204	22,655	*	*
B	28,319	92,331	*	*
C	*	24,071	7,080	1,111
D	*	*	19,646	3,083

*	less than 10% of total revenues of the Group.

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Summary of External Customers with 10% or More of Group's Revenues
Suppliers accounting for 10% or more of total purchases of materials were:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Supplier
A	16,239	7,807	1,225
B	*	8,405	1,319
C	*	7,596	1,192
*	less than 10% of total purchase of materials of the Group.